Financial assets at fair value through the income statement (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets designated at fair value
	Designated at fair value		Mandatorily at fair value		Total
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Loans and advances	5,600	4,900	25,279	17,792	30,879	22,692
Debt securities	292	3,995	1,401	1,254	1,693	5,249
Equity securities	-	-	4,620	7,495	4,620	7,495
Reverse repurchase agreements and other similar secured lending	19	40	137,597	96,847	137,616	96,887
Other financial assets	-	-	343	763	343	763
Financial assets at fair value through the income statement	5,911	8,935	169,240	124,151	175,151	133,086

Credit risk of loans and advances designated at fair value and related credit derivatives
	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	5,600	4,900	(47)	4	(73)	(26)
Value mitigated by related credit derivatives	795	-	3	-	3	-

Financial assets at fair value through the income statement [member]
Disclosure of financial assets [line items]
Financial assets designated at fair value
	Designated at fair value		Mandatorily at fair value		Total
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Loans and advances	5,600	4,900	25,279	17,792	30,879	22,692
Debt securities	292	3,995	1,401	1,254	1,693	5,249
Equity securities	-	-	4,620	7,495	4,620	7,495
Reverse repurchase agreements and other similar secured lending	19	40	137,597	96,847	137,616	96,887
Other financial assets	-	-	343	763	343	763
Financial assets at fair value through the income statement	5,911	8,935	169,240	124,151	175,151	133,086

Credit risk of loans and advances designated at fair value and related credit derivatives

Credit risk of financial assets designated at fair value and related credit derivatives

The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities and reverse repurchase agreements and other similar secured lending designated at FV as they have minimal exposure to credit risk. Reverse repurchase agreements are collateralised and debt securities are primarily relating to high quality sovereigns

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	5,600	4,900	(47)	4	(73)	(26)
Value mitigated by related credit derivatives	795	-	3	-	3	-